Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Leases liabilities
Schedule of carrying amounts of right-of-use assets reconcile

The carrying amounts of right-of-use assets reconcile as follows:

	Carrying amount
	Buildings	Cars	Office equipment	Total
Balance as of January 1, 2023	546	12	3	561
Depreciation charge for the year	(705)	(9)	(3)	(717)
Additions to right-of-use assets	8,313	0	0	8,313
Disposal of subsidiary	(115)	(3)	0	(118)
Balance as of December 31, 2023	8,039	0	0	8,039

	Carrying amount
	Buildings	Cars	Office equipment	Total
Balance as of January 1, 2022	942	21	9	972
Depreciation charge for the year	(650)	(9)	(6)	(665)
Additions to right-of-use assets	254	0	0	254
Balance as of December 31, 2022	546	12	3	561

Schedule of cash outflow related to leases

Cash outflow related to leases are as follows:

	2023	2022
Repayment of lease liabilities	491	733
Interest on lease liabilities	87	31
Short-term lease payments	19	23
Cash outflow from leasing	597	787

Schedule of future contractually agreed undiscounted cash flows for leases

Future contractually agreed undiscounted lease payments are as follows:

	2023	2022
Payments within one year	1,377	631
Payments between one and five years	6,828	180
Thereafter	4,490	0
	12,695	811

Schedule of movements of lease liabilities reconcile to cash flows arising from financing activities

Movements of lease liabilities reconcile to cash flows arising from financing activities as follows:

	2023	2022
Balance as of January 1	572	1,051
Changes from financing cash flows
Repayment of lease liabilities	(491)	(733)
	(491)	(733)
Other Changes
New lease contracts	7,241	254
Disposal of subsidiary	(123)	0
	7,118	254
Balance as of December 31	7,199	572